UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03090

MFS SERIES TRUST VII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: July 31

Date of reporting period: January 31, 2016

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

January 31, 2016

MFS® EQUITY INCOME FUND

EQI-SEM

MFS® EQUITY INCOME FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Market volatility remains elevated amid signs of slowing global growth and continued weakness in the price of oil and other commodities. Chinese markets remain skittish following a series of policy missteps and currency depreciations, which have contributed to large capital outflows.

A lower-for-longer interest rate environment is likely for the foreseeable future given accommodative global central bank policies. The Bank of Japan has adopted a negative interest rate policy while the European Central Bank has signaled plans for additional monetary stimulus later this year. Meanwhile, expectations for further monetary policy tightening from the U.S. Federal Reserve have been reduced in the face of more challenging financial conditions.

The U.S. manufacturing sector is suffering the effects of a strong U.S. dollar and falling global demand. There is some reason for optimism, however, as U.S. labor markets continue to improve while auto and home sales remain upbeat.

As markets have become more focused on short-term trends in recent years, we believe it’s important for investors to lengthen their investment time horizon. At MFS®, we don’t trade on headlines or trends; we invest for the long term.

We believe that this approach, coupled with the professional guidance of a financial advisor, will help you reach your investment goals.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

March 17, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
JPMorgan Chase & Co.	3.7%
Wells Fargo & Co.	3.2%
Lilly Eli & Co	2.9%
Bristol-Myers Squibb Co.	2.8%
Merck & Co., Inc.	2.8%
Verizon Communications, Inc.	2.8%
Valero Energy Corp.	2.7%
Amazon.com, Inc	2.7%
Cisco Systems, Inc.	2.6%
Altria Group, Inc.	2.6%

Equity sectors
Financial Services	20.1%
Technology	13.1%
Health Care	11.8%
Utilities & Communications	11.6%
Consumer Staples	9.9%
Retailing	8.1%
Leisure	5.8%
Autos & Housing	5.1%
Energy	4.8%
Basic Materials	4.2%
Industrial Goods & Services	2.8%
Special Products & Services	2.1%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 1/31/16.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, August 1, 2015 through January 31, 2016

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2015 through January 31, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 8/01/15	Ending Account Value 1/31/16	Expenses Paid During Period (p) 8/01/15-1/31/16
A	Actual	0.99%	$1,000.00	$901.12	$4.73
	Hypothetical (h)	0.99%	$1,000.00	$1,020.16	$5.03
B	Actual	1.74%	$1,000.00	$898.02	$8.30
	Hypothetical (h)	1.74%	$1,000.00	$1,016.39	$8.82
C	Actual	1.74%	$1,000.00	$897.43	$8.30
	Hypothetical (h)	1.74%	$1,000.00	$1,016.39	$8.82
I	Actual	0.74%	$1,000.00	$902.00	$3.54
	Hypothetical (h)	0.74%	$1,000.00	$1,021.42	$3.76
R1	Actual	1.74%	$1,000.00	$898.18	$8.30
	Hypothetical (h)	1.74%	$1,000.00	$1,016.39	$8.82
R2	Actual	1.24%	$1,000.00	$899.60	$5.92
	Hypothetical (h)	1.24%	$1,000.00	$1,018.90	$6.29
R3	Actual	0.99%	$1,000.00	$901.20	$4.73
	Hypothetical (h)	0.99%	$1,000.00	$1,020.16	$5.03
R4	Actual	0.74%	$1,000.00	$901.84	$3.54
	Hypothetical (h)	0.74%	$1,000.00	$1,021.42	$3.76
R5	Actual	0.65%	$1,000.00	$902.36	$3.11
	Hypothetical (h)	0.65%	$1,000.00	$1,021.87	$3.30

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

1/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 95.7%
Issuer	Shares/Par	Value ($)
Aerospace - 2.2%
Northrop Grumman Corp.	16,742	$3,098,275

Automotive - 3.4%
General Motors Co.	32,059	$950,229
Hyundai Motor Co. Ltd.	8,094	907,248
Kia Motors Corp.	40,415	1,544,025
Magna International, Inc.	42,612	1,480,424

		$4,881,926
Biotechnology - 0.6%
Gilead Sciences, Inc.	10,602	$879,966

Business Services - 2.1%
Accenture PLC, “A”	11,178	$1,179,726
Global Payments, Inc.	31,025	1,828,924

		$3,008,650
Cable TV - 3.5%
Comcast Corp., “A”	46,758	$2,604,888
Time Warner Cable, Inc.	12,946	2,356,301

		$4,961,189
Chemicals - 2.3%
LyondellBasell Industries N.V., “A”	41,164	$3,209,557

Computer Software - 3.0%
Aspen Technology, Inc. (a)	16,212	$525,917
CA, Inc.	30,134	865,750
Microsoft Corp.	52,413	2,887,432

		$4,279,099
Computer Software - Systems - 2.3%
Apple, Inc.	16,289	$1,585,571
Ingram Micro, Inc., “A”	40,656	1,146,499
Seagate Technology PLC	18,497	537,338

		$3,269,408
Construction - 1.7%
Owens Corning	51,398	$2,374,074

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electronics - 3.7%
Broadcom Corp., “A”	33,616	$1,837,787
Intel Corp.	28,754	891,949
Microchip Technology, Inc.	12,180	545,786
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	89,654	2,003,767

		$5,279,289
Energy - Independent - 3.7%
Crescent Point Energy Corp.	39,438	$437,199
Marathon Petroleum Corp.	21,181	885,154
Valero Energy Corp.	57,218	3,883,386

		$5,205,739
Energy - Integrated - 1.0%
BP PLC	121,070	$655,988
Chevron Corp.	8,255	713,810

		$1,369,798
Food & Beverages - 1.7%
Archer Daniels Midland Co.	22,406	$792,052
General Mills, Inc.	20,047	1,132,856
Ingredion, Inc.	4,561	459,384

		$2,384,292
Food & Drug Stores - 1.3%
CVS Health Corp.	18,860	$1,821,687

General Merchandise - 2.3%
Target Corp.	45,012	$3,259,769

Insurance - 6.3%
MetLife, Inc.	75,292	$3,361,788
Prudential Financial, Inc.	15,093	1,057,717
Suncorp-Metway Ltd.	106,212	881,246
Validus Holdings Ltd.	47,496	2,101,223
Zurich Insurance Group AG	6,845	1,516,237

		$8,918,211
Internet - 1.6%
Alphabet, Inc., “A” (a)	1,328	$1,011,073
Facebook, Inc., “A” (a)	10,824	1,214,561

		$2,225,634
Leisure & Toys - 1.2%
Activision Blizzard, Inc.	40,707	$1,417,418
Electronic Arts, Inc. (a)	4,945	319,175

		$1,736,593

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Machinery & Tools - 0.6%
Allison Transmission Holdings, Inc.	20,700	$492,453
Caterpillar, Inc.	5,858	364,602

		$857,055
Major Banks - 8.7%
BOC Hong Kong Holdings Ltd.	161,500	$424,293
HSBC Holdings PLC	130,075	917,406
JPMorgan Chase & Co.	87,999	5,235,941
Sumitomo Mitsui Financial Group, Inc.	40,300	1,353,383
Wells Fargo & Co.	89,989	4,520,147

		$12,451,170
Medical & Health Technology & Services - 0.6%
Community Health Systems, Inc. (a)	40,067	$860,639

Medical Equipment - 0.6%
Abbott Laboratories	24,090	$911,807

Metals & Mining - 1.3%
BHP Billiton PLC	116,127	$1,130,778
Rio Tinto Ltd.	30,246	743,916

		$1,874,694
Natural Gas - Distribution - 0.7%
Engie	64,996	$1,044,414

Natural Gas - Pipeline - 0.9%
Enterprise Products Partners LP	19,120	$457,159
Williams Partners LP	39,219	863,602

		$1,320,761
Network & Telecom - 2.6%
Cisco Systems, Inc.	153,596	$3,654,049

Oil Services - 0.2%
Noble Corp. PLC	39,551	$308,102

Other Banks & Diversified Financials - 2.0%
Discover Financial Services	31,149	$1,426,313
UBS AG	87,429	1,443,523

		$2,869,836
Pharmaceuticals - 9.7%
Bristol-Myers Squibb Co.	65,018	$4,041,519
Eli Lilly & Co.	51,554	4,077,921

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Pharmaceuticals - continued
Johnson & Johnson	3,766	$393,321
Merck & Co., Inc.	78,006	3,952,564
Pfizer, Inc.	44,144	1,345,951

		$13,811,276
Real Estate - 3.0%
Hospitality Properties Trust, REIT	24,593	$580,149
Medical Properties Trust, Inc., REIT	114,265	1,256,915
Mid-America Apartment Communities, Inc., REIT	16,966	1,591,750
Starwood Property Trust, Inc., REIT	32,622	621,123
Store Capital Corp., REIT	10,900	270,211

		$4,320,148
Restaurants - 1.1%
YUM! Brands, Inc.	21,038	$1,522,520

Specialty Chemicals - 0.6%
Marine Harvest	67,275	$916,092

Specialty Stores - 4.5%
Amazon.com, Inc. (a)	6,464	$3,794,368
American Eagle Outfitters, Inc.	180,194	2,638,040

		$6,432,408
Telephone Services - 4.1%
Frontier Communications Corp.	142,603	$648,844
TDC A.S.	122,389	524,115
Telefonica Brasil S.A., ADR	83,512	728,225
Verizon Communications, Inc.	78,959	3,945,581

		$5,846,765
Tobacco - 6.3%
Altria Group, Inc.	59,481	$3,634,884
Japan Tobacco, Inc.	47,100	1,840,310
Philip Morris International, Inc.	39,175	3,526,142

		$9,001,336
Utilities - Electric Power - 4.3%
American Electric Power Co., Inc.	44,241	$2,697,374
Exelon Corp.	62,160	1,838,071
PPL Corp.	43,404	1,521,744

		$6,057,189
Total Common Stocks (Identified Cost, $137,072,250)		$136,223,417

Portfolio of Investments (unaudited) – continued

Convertible Preferred Stocks - 3.3%
Issuer	Shares/Par	Value ($)
Food & Beverages - 1.9%
Tyson Foods, Inc., 4.75%	44,600	$2,677,784

Pharmaceuticals - 0.3%
Allergan PLC, 5.5%	424	$402,073

Telephone Services - 0.2%
Frontier Communications Corp., 11.125%	2,825	$252,499

Utilities - Electric Power - 0.9%
Exelon Corp., 6.5%	30,643	$1,318,262
Total Convertible Preferred Stocks (Identified Cost, $4,563,138)		$4,650,618

Preferred Stocks - 0.4%
Telephone Services - 0.4%
Telecom Italia S.p.A. (Identified Cost, $594,361)	678,462	$611,466

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.28%, at Cost and Net Asset Value (v)	224	$224
Total Investments (Identified Cost, $142,229,973)		$141,485,725

Other Assets, Less Liabilities - 0.6%		832,733
Net Assets - 100.0%		$142,318,458

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 1/31/16 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $142,229,749)	$141,485,501
Underlying affiliated funds, at cost and value	224
Total investments, at value (identified cost, $142,229,973)	$141,485,725
Receivables for
Investments sold	826,930
Fund shares sold	554,856
Dividends	269,786
Receivable from investment adviser	20,868
Other assets	1,181
Total assets	$143,159,346
Liabilities
Payable to custodian	$435,512
Payables for
Investments purchased	251,114
Fund shares reacquired	142,183
Payable to affiliates
Shareholder servicing costs	2,427
Distribution and service fees	5,274
Payable for independent Trustees’ compensation	323
Accrued expenses and other liabilities	4,055
Total liabilities	$840,888
Net assets	$142,318,458
Net assets consist of
Paid-in capital	$147,750,362
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(745,596)
Accumulated net realized gain (loss) on investments and foreign currency	(5,145,885)
Undistributed net investment income	459,577
Net assets	$142,318,458
Shares of beneficial interest outstanding	11,683,991

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$117,293,290	9,625,841	$12.19
Class B	3,559,081	293,059	12.14
Class C	17,242,207	1,419,403	12.15
Class I	2,912,078	238,679	12.20
Class R1	66,352	5,437	12.20
Class R2	73,407	6,014	12.21
Class R3	87,658	7,183	12.20
Class R4	48,261	3,954	12.21
Class R5	1,036,124	84,421	12.27

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $12.93 [100 / 94.25 x $12.19]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 1/31/16 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$2,045,269
Dividends from underlying affiliated funds	1,240
Foreign taxes withheld	(39,621)
Total investment income	$2,006,888
Expenses
Management fee	$510,634
Distribution and service fees	245,564
Shareholder servicing costs	74,151
Administrative services fee	15,544
Independent Trustees’ compensation	1,449
Custodian fee	25,818
Shareholder communications	12,486
Audit and tax fees	23,995
Legal fees	416
Registration fees	69,956
Miscellaneous	8,221
Total expenses	$988,234
Fees paid indirectly	(4)
Reduction of expenses by investment adviser and distributor	(238,813)
Net expenses	$749,417
Net investment income	$1,257,471
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$(3,879,992)
Foreign currency	(12,845)
Net realized gain (loss) on investments and foreign currency	$(3,892,837)
Change in unrealized appreciation (depreciation)
Investments	$(10,888,943)
Translation of assets and liabilities in foreign currencies	171
Net unrealized gain (loss) on investments and foreign currency translation	$(10,888,772)
Net realized and unrealized gain (loss) on investments and foreign currency	$(14,781,609)
Change in net assets from operations	$(13,524,138)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 1/31/16 (unaudited)	Year ended 7/31/15
From operations
Net investment income	$1,257,471	$1,424,118
Net realized gain (loss) on investments and foreign currency	(3,892,837)	1,236,265
Net unrealized gain (loss) on investments and foreign currency translation	(10,888,772)	2,319,355
Change in net assets from operations	$(13,524,138)	$4,979,738
Distributions declared to shareholders
From net investment income	$(968,074)	$(1,309,562)
From net realized gain on investments	(1,670,090)	(1,307,187)
Total distributions declared to shareholders	$(2,638,164)	$(2,616,749)
Change in net assets from fund share transactions	$42,092,814	$46,800,740
Total change in net assets	$25,930,512	$49,163,729
Net assets
At beginning of period	116,387,946	67,224,217
At end of period (including undistributed net investment income of $459,577 and $170,180, respectively)	$142,318,458	$116,387,946

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 1/31/16 (unaudited)		Years ended 7/31		Period ended 7/31/13 (c)
Class A			2015	2014

Net asset value, beginning of period	$13.79		$13.44	$11.64	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.24	$0.26	$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	(1.48)		0.54	1.85	1.62
Total from investment operations	$(1.35)		$0.78	$2.11	$1.79
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.22)	$(0.23)	$(0.15)
From net realized gain on investments	(0.15)		(0.21)	(0.08)	—
Total distributions declared to shareholders	$(0.25)		$(0.43)	$(0.31)	$(0.15)
Net asset value, end of period (x)	$12.19		$13.79	$13.44	$11.64
Total return (%) (r)(s)(t)(x)	(9.89	)(n)	5.92	18.33	18.04	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.34	(a)	1.47	1.68	2.32	(a)
Expenses after expense reductions (f)	0.99	(a)	1.08	1.25	1.24	(a)
Net investment income	1.94	(a)	1.77	2.04	1.85	(a)
Portfolio turnover	19	(n)	49	34	39	(n)
Net assets at end of period (000 omitted)	$117,293		$90,427	$49,993	$18,922

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/16 (unaudited)		Years ended 7/31		Period ended 7/31/13 (c)
Class B			2015	2014

Net asset value, beginning of period	$13.74		$13.39	$11.61	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.14	$0.16	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	(1.48)		0.54	1.85	1.62
Total from investment operations	$(1.40)		$0.68	$2.01	$1.71
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.12)	$(0.15)	$(0.10)
From net realized gain on investments	(0.15)		(0.21)	(0.08)	—
Total distributions declared to shareholders	$(0.20)		$(0.33)	$(0.23)	$(0.10)
Net asset value, end of period (x)	$12.14		$13.74	$13.39	$11.61
Total return (%) (r)(s)(t)(x)	(10.27	)(n)	5.18	17.44	17.24	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.09	(a)	2.22	2.43	3.49	(a)
Expenses after expense reductions (f)	1.74	(a)	1.83	2.00	2.00	(a)
Net investment income	1.23	(a)	1.03	1.26	1.01	(a)
Portfolio turnover	19	(n)	49	34	39	(n)
Net assets at end of period (000 omitted)	$3,559		$3,866	$2,639	$811

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/16 (unaudited)		Years ended 7/31		Period ended 7/31/13 (c)
Class C			2015	2014

Net asset value, beginning of period	$13.75		$13.40	$11.62	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.14	$0.16	$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	(1.48)		0.54	1.84	1.63
Total from investment operations	$(1.40)		$0.68	$2.00	$1.73
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.12)	$(0.14)	$(0.11)
From net realized gain on investments	(0.15)		(0.21)	(0.08)	—
Total distributions declared to shareholders	$(0.20)		$(0.33)	$(0.22)	$(0.11)
Net asset value, end of period (x)	$12.15		$13.75	$13.40	$11.62
Total return (%) (r)(s)(t)(x)	(10.26	)(n)	5.17	17.38	17.41	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.09	(a)	2.21	2.43	3.06	(a)
Expenses after expense reductions (f)	1.74	(a)	1.83	2.00	2.00	(a)
Net investment income	1.22	(a)	1.02	1.27	1.06	(a)
Portfolio turnover	19	(n)	49	34	39	(n)
Net assets at end of period (000 omitted)	$17,242		$17,241	$11,477	$4,740

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/16 (unaudited)		Years ended 7/31		Period ended 7/31/13 (c)
Class I			2015	2014

Net asset value, beginning of period	$13.80		$13.45	$11.64	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.27	$0.30	$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	(1.49)		0.54	1.84	1.62
Total from investment operations	$(1.34)		$0.81	$2.14	$1.80
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.25)	$(0.25)	$(0.16)
From net realized gain on investments	(0.15)		(0.21)	(0.08)	—
Total distributions declared to shareholders	$(0.26)		$(0.46)	$(0.33)	$(0.16)
Net asset value, end of period (x)	$12.20		$13.80	$13.45	$11.64
Total return (%) (r)(s)(x)	(9.80	)(n)	6.16	18.68	18.18	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.09	(a)	1.21	1.42	2.90	(a)
Expenses after expense reductions (f)	0.74	(a)	0.84	1.00	1.00	(a)
Net investment income	2.28	(a)	2.01	2.30	2.02	(a)
Portfolio turnover	19	(n)	49	34	39	(n)
Net assets at end of period (000 omitted)	$2,912		$4,177	$2,565	$507

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/16 (unaudited)		Years ended 7/31		Period ended 7/31/13 (c)
Class R1			2015	2014

Net asset value, beginning of period	$13.78		$13.43	$11.63	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.14	$0.17	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	(1.48)		0.54	1.84	1.59
Total from investment operations	$(1.40)		$0.68	$2.01	$1.71
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.12)	$(0.13)	$(0.08)
From net realized gain on investments	(0.15)		(0.21)	(0.08)	—
Total distributions declared to shareholders	$(0.18)		$(0.33)	$(0.21)	$(0.08)
Net asset value, end of period (x)	$12.20		$13.78	$13.43	$11.63
Total return (%) (r)(s)(x)	(10.26	)(n)	5.12	17.45	17.22	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.09	(a)	2.21	2.46	4.64	(a)
Expenses after expense reductions (f)	1.74	(a)	1.84	2.00	2.00	(a)
Net investment income	1.29	(a)	1.04	1.34	1.32	(a)
Portfolio turnover	19	(n)	49	34	39	(n)
Net assets at end of period (000 omitted)	$66		$123	$109	$117

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/16 (unaudited)		Years ended 7/31		Period ended 7/31/13 (c)
Class R2			2015	2014

Net asset value, beginning of period	$13.79		$13.44	$11.64	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.21	$0.23	$0.16
Net realized and unrealized gain (loss) on investments and foreign currency	(1.48)		0.53	1.84	1.60
Total from investment operations	$(1.36)		$0.74	$2.07	$1.76
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.18)	$(0.19)	$(0.12)
From net realized gain on investments	(0.15)		(0.21)	(0.08)	—
Total distributions declared to shareholders	$(0.22)		$(0.39)	$(0.27)	$(0.12)
Net asset value, end of period (x)	$12.21		$13.79	$13.44	$11.64
Total return (%) (r)(s)(x)	(9.97	)(n)	5.62	18.02	17.75	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.59	(a)	1.71	1.95	4.14	(a)
Expenses after expense reductions (f)	1.24	(a)	1.34	1.50	1.50	(a)
Net investment income	1.80	(a)	1.54	1.84	1.82	(a)
Portfolio turnover	19	(n)	49	34	39	(n)
Net assets at end of period (000 omitted)	$73		$135	$127	$118

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/16 (unaudited)		Years ended 7/31		Period ended 7/31/13 (c)
Class R3			2015	2014

Net asset value, beginning of period	$13.80		$13.45	$11.64	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.24	$0.26	$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	(1.49)		0.54	1.85	1.60
Total from investment operations	$(1.36)		$0.78	$2.11	$1.78
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.22)	$(0.22)	$(0.14)
From net realized gain on investments	(0.15)		(0.21)	(0.08)	—
Total distributions declared to shareholders	$(0.24)		$(0.43)	$(0.30)	$(0.14)
Net asset value, end of period (x)	$12.20		$13.80	$13.45	$11.64
Total return (%) (r)(s)(x)	(9.95	)(n)	5.89	18.38	17.96	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.34	(a)	1.46	1.71	3.89	(a)
Expenses after expense reductions (f)	0.99	(a)	1.09	1.25	1.25	(a)
Net investment income	2.05	(a)	1.77	2.09	2.06	(a)
Portfolio turnover	19	(n)	49	34	39	(n)
Net assets at end of period (000 omitted)	$88		$152	$114	$118

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/16 (unaudited)		Years ended 7/31		Period ended 7/31/13 (c)
Class R4			2015	2014

Net asset value, beginning of period	$13.81		$13.45	$11.64	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.28	$0.29	$0.21
Net realized and unrealized gain (loss) on investments and foreign currency	(1.49)		0.54	1.85	1.59
Total from investment operations	$(1.34)		$0.82	$2.14	$1.80
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.25)	$(0.25)	$(0.16)
From net realized gain on investments	(0.15)		(0.21)	(0.08)	—
Total distributions declared to shareholders	$(0.26)		$(0.46)	$(0.33)	$(0.16)
Net asset value, end of period (x)	$12.21		$13.81	$13.45	$11.64
Total return (%) (r)(s)(x)	(9.82	)(n)	6.22	18.66	18.18	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.09	(a)	1.21	1.46	3.64	(a)
Expenses after expense reductions (f)	0.74	(a)	0.84	1.00	1.00	(a)
Net investment income	2.35	(a)	2.05	2.34	2.32	(a)
Portfolio turnover	19	(n)	49	34	39	(n)
Net assets at end of period (000 omitted)	$48		$116	$110	$118

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/16 (unaudited)		Years ended 7/31		Period ended 7/31/13 (c)
Class R5			2015	2014

Net asset value, beginning of period	$13.88		$13.52	$11.65	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.29	$0.32	$0.21
Net realized and unrealized gain (loss) on investments and foreign currency	(1.48)		0.54	1.89	1.60
Total from investment operations	$(1.34)		$0.83	$2.21	$1.81
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.26)	$(0.26)	$(0.16)
From net realized gain on investments	(0.15)		(0.21)	(0.08)	—
Total distributions declared to shareholders	$(0.27)		$(0.47)	$(0.34)	$(0.16)
Net asset value, end of period (x)	$12.27		$13.88	$13.52	$11.65
Total return (%) (r)(s)(x)	(9.76	)(n)	6.30	19.26	18.30	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99	(a)	1.11	1.49	3.61	(a)
Expenses after expense reductions (f)	0.65	(a)	0.71	0.90	0.96	(a)
Net investment income	2.21	(a)	2.12	2.66	2.35	(a)
Portfolio turnover	19	(n)	49	34	39	(n)
Net assets at end of period (000 omitted)	$1,036		$150	$91	$1,656

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 27, 2012, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Equity Income Fund (the fund) is a diversified series of MFS Series Trust VII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In January 2016, FASB issued Accounting Standards Update 2016-01, Financial Instruments – Overall (Subtopic 825-10) – Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”) which would first be effective for annual reporting periods beginning after December 15, 2017, and interim periods therein. ASU 2016-01, which changes the accounting for equity investments and for certain financial liabilities, also modifies the presentation and disclosure requirements for financial instruments. Investment companies are specifically exempted from ASU 2016-01’s equity investment accounting provisions and will continue to follow the industry specific guidance for investment accounting under ASC 946. Although still evaluating the potential impacts of ASU 2016-01 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet

Notes to Financial Statements (unaudited) – continued

offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from

Notes to Financial Statements (unaudited) – continued

quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$120,381,447	$—	$—	$120,381,447
United Kingdom	—	3,448,088	—	3,448,088
Japan	—	3,193,693	—	3,193,693
Switzerland	—	2,959,760	—	2,959,760
South Korea	—	2,451,274	—	2,451,274
Taiwan	2,003,767	—	—	2,003,767
Canada	1,917,623	—	—	1,917,623
France	—	1,044,414	—	1,044,414
Norway	—	916,092	—	916,092
Other Countries	728,224	2,441,119	—	3,169,343
Mutual Funds	224	—	—	224
Total Investments	$125,031,285	$16,454,440	$—	$141,485,725

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $11,870,768 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement

Notes to Financial Statements (unaudited) – continued

purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – Prior to October 1, 2015, the fund’s custody fee could be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended January 31, 2016 is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which

Notes to Financial Statements (unaudited) – continued

may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

7/31/15
Ordinary income (including any short-term capital gains)	$2,079,894
Long-term capital gains	536,855
Total distributions	$2,616,749

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 1/31/16
Cost of investments	$142,533,333
Gross appreciation	9,437,223
Gross depreciation	(10,484,831)
Net unrealized appreciation (depreciation)	$(1,047,608)

As of 7/31/15
Undistributed ordinary income	166,024
Undistributed long-term capital gain	1,648,992
Post-October capital loss deferral	(928,590)
Other temporary differences	2,637
Net unrealized appreciation (depreciation)	9,841,335

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares

Notes to Financial Statements (unaudited) – continued

approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 1/31/16	Year ended 7/31/15	Six months ended 1/31/16	Year ended 7/31/15
Class A	$851,101	$1,069,761	$1,376,071	$976,338
Class B	14,171	29,176	43,596	45,430
Class C	66,928	132,611	200,070	215,377
Class I	25,091	69,011	35,150	61,542
Class R1	148	971	791	1,679
Class R2	382	1,749	876	1,965
Class R3	596	1,963	1,022	1,770
Class R4	411	2,059	577	1,691
Class R5	9,246	2,261	11,937	1,395
Total	$968,074	$1,309,562	$1,670,090	$1,307,187

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

	Effective Commencement of Period	Effective 1/28/16
First $1 billion of average daily net assets	0.75%	0.60%
Next $1.5 billion of average daily net assets	0.65%	0.55%
Average daily net assets in excess of $2.5 billion	0.60%	0.50%

The investment adviser had agreed in writing to reduce its management fee to 0.60% of average daily net assets. This written agreement terminated on January 27, 2016. For the period August 1, 2015 through January 27, 2016, this management fee reduction amounted to $100,516, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended January 31, 2016, this management fee reduction amounted to $5,095, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended January 31, 2016 was equivalent to an annual effective rate of 0.59% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and

Notes to Financial Statements (unaudited) – continued

transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R5
0.99%	1.74%	1.74%	0.74%	1.74%	1.24%	0.99%	0.74%	0.71%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until January 31, 2017. For the six months ended January 31, 2016, this reduction amounted to $131,660, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $225,971 for the six months ended January 31, 2016, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$139,503
Class B	0.75%	0.25%	1.00%	1.00%	18,633
Class C	0.75%	0.25%	1.00%	1.00%	86,680
Class R1	0.75%	0.25%	1.00%	1.00%	401
Class R2	0.25%	0.25%	0.50%	0.50%	220
Class R3	—	0.25%	0.25%	0.25%	127
Total Distribution and Service Fees					$245,564

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended January 31, 2016 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended January 31, 2016, this rebate amounted to $1,542 for Class A and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of

Notes to Financial Statements (unaudited) – continued

purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended January 31, 2016, were as follows:

Amount
Class A	$64
Class B	1,914
Class C	803

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended January 31, 2016, the fee was $7,731, which equated to 0.0113% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended January 31, 2016, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $66,420.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended January 31, 2016 was equivalent to an annual effective rate of 0.0227% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended January 31, 2016, the fee paid by the fund under this agreement was $159 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity.

Notes to Financial Statements (unaudited) – continued

Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

At January 31, 2016, MFS held approximately 72%, 66%, 55%, and 100% of the outstanding shares of Class R1, Class R2, Class R3, and Class R4, respectively.

(4) Portfolio Securities

For the six months ended January 31, 2016, purchases and sales of investments, other than short-term obligations, aggregated $69,142,371 and $25,971,492, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 1/31/16		Year ended 7/31/15
	Shares	Amount	Shares	Amount
Shares sold
Class A	3,825,728	$49,456,113	3,774,766	$51,341,269
Class B	57,703	747,907	156,458	2,109,933
Class C	277,971	3,550,570	574,129	7,730,841
Class I	62,520	804,016	188,340	2,551,152
Class R1	897	11,139	591	8,145
Class R2	588	7,881	130	1,770
Class R3	565	7,323	2,353	32,178
Class R5	91,486	1,177,398	3,808	50,000
	4,317,458	$55,762,347	4,700,575	$63,825,288

Shares issued to shareholders in reinvestment of distributions
Class A	174,196	$2,219,040	152,731	$2,034,948
Class B	4,514	57,584	5,448	72,196
Class C	20,785	265,066	25,807	342,170
Class I	4,010	51,192	8,667	115,374
Class R1	73	939	199	2,647
Class R2	98	1,258	279	3,712
Class R3	127	1,618	280	3,733
Class R4	78	988	282	3,750
Class R5	160	2,046	272	3,656
	204,041	$2,599,731	193,965	$2,582,186

Notes to Financial Statements (unaudited) – continued

	Six months ended 1/31/16		Year ended 7/31/15
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(931,814)	$(11,793,245)	(1,089,756)	$(14,731,655)
Class B	(50,640)	(642,591)	(77,485)	(1,041,038)
Class C	(133,468)	(1,701,495)	(202,061)	(2,700,865)
Class I	(130,495)	(1,669,057)	(85,136)	(1,131,014)
Class R1	(4,429)	(56,394)	—	—
Class R2	(4,480)	(57,125)	(31)	(435)
Class R3	(4,525)	(57,761)	(126)	(1,727)
Class R4	(4,549)	(58,077)	—	—
Class R5	(18,019)	(233,519)	—	—
	(1,282,419)	$(16,269,264)	(1,454,595)	$(19,606,734)

Net change
Class A	3,068,110	$39,881,908	2,837,741	$38,644,562
Class B	11,577	162,900	84,421	1,141,091
Class C	165,288	2,114,141	397,875	5,372,146
Class I	(63,965)	(813,849)	111,871	1,535,512
Class R1	(3,459)	(44,316)	790	10,792
Class R2	(3,794)	(47,986)	378	5,047
Class R3	(3,833)	(48,820)	2,507	34,184
Class R4	(4,471)	(57,089)	282	3,750
Class R5	73,627	945,925	4,080	53,656
	3,239,080	$42,092,814	3,439,945	$46,800,740

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended January 31, 2016, the fund’s commitment fee and interest expense were $174 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,760,561	33,907,419	(35,667,756)	224

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,240	$224

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST VII

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: March 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: March 17, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 17, 2016

*	Print name and title of each signing officer under his or her signature.